Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 25 - Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company measures its foreign currency derivative contracts and its long term liabilities with respect to contingent consideration at fair value. The Company's foreign currency derivative contracts are classified within Level 2, because they are valued utilizing market observable inputs. The long-term liabilities arising from contingent consideration are classified within Level 3 because they are valued using significant inputs that are unobservable in the market such as the Company's weighted average cost of capital.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, aggregated by the level in the fair-value hierarchy within which those measurements fall:

		Quoted Prices in Active Markets for		Significant
			Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Liabilities
Foreign currency derivative contracts	534	-	534	-
Contingent consideration	6,887	-	-	6,887

Total Liabilities	7,421		534	6,887

		Quoted Prices in Active Markets for		Significant
			Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2010	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars
Assets
Foreign currency derivative contracts	285	-	285	-
Total Assets	285	-	285	-

Liabilities
Contingent consideration	6,246	-	-	6,246

Total Liabilities	6,246	-	-	6,246

The Company's accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no significant transfers into or out of level 1, level 2, or level 3 for the year ended December 31, 2011.

The following tables present a roll-forward of the fair value of Level 3 (significant unobservable inputs) liabilities for the year ended December 31, 2011 and 2010:

Level 3 U.S. Dollars
Contingent consideration
December 31, 2010	6,246
Settlement of liabilities	(623)
Revaluation of fair value included in statement of operations	1,264

December 31, 2011	6,887

Level 3 U.S. Dollars
Contingent consideration
December 31, 2009	5,880
Settlement of liabilities	(263)
Revaluation of fair value included in statement of operations	629

December 31, 2010	6,246

The adjustments to fair value of the contingent consideration are recorded in the finance expense (net) in the statement of operations.

The fair value of the contingent payment for Printar as of December 31, 2011, was based on the $2,500 transaction price, discounted from the estimated payment dates to the valuation date using the weighted average cost of capital of 20.4%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 (Statement 157) refers to as Level 3 inputs. Key assumptions include management's estimation about future sales. (See also Note 3(A) ).

The fair value of the contingent consideration arrangement for SELA as of December 31, 2011, was estimated based on future earn-out payments discounted to the valuation date using the weighted average cost of capital of 18.5%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 (Statement 157) refers to as Level 3 inputs. Key assumptions include management's estimation about future sales. (See also Note 3(B) ).